Rio Tinto financial information by business unit (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Disclosure of financial information by business unit

		Gross revenue(a) for the year ended 31 December			Underlying EBITDA(b) for the year ended 31 December			Net earnings(c) for the year ended 31 December
Rio Tinto interest %		2020 US$m	2019 US$m	2018 US$m	2020 US$m	2019 US$m	2018 US$m	2020 US$m	2019 US$m	2018 US$m
Iron Ore
Pilbara	(d)	27,027	23,681	18,359	18,896	15,936	11,267	11,551	9,619	6,460
Dampier Salt	68.4	252	271	246	43	75	56	12	27	18
Evaluation projects/other	(e)	657	123	126	(32)	87	55	(112)	(8)	53
Intra-segment	(e)	(428)	—	—	(70)	—	—	(53)	—	—

Total Iron Ore		27,508	24,075	18,731	18,837	16,098	11,378	11,398	9,638	6,531

Aluminium	(f)
Bauxite		2,302	2,490	2,364	943	1,045	852	434	498	466
Alumina		2,233	2,720	3,423	262	567	808	92	247	390
Primary Metal		4,489	4,940	6,468	904	755	1,418	169	40	595
Pacific Aluminium		1,944	2,204	2,541	112	(22)	148	(6)	(137)	—
Intra-segment and other		(2,510)	(3,079)	(4,084)	6	30	(92)	(159)	21	(69)
Integrated operations		8,458	9,275	10,712	2,227	2,375	3,134	530	669	1,382
Other product group items		856	1,065	1,479	7	16	17	(5)	10	11
Product group operations		9,314	10,340	12,191	2,234	2,391	3,151	525	679	1,393
Evaluation projects/other		—	—	—	(82)	(106)	(56)	(54)	(80)	(46)
Total Aluminium		9,314	10,340	12,191	2,152	2,285	3,095	471	599	1,347

Copper & Diamonds
Rio Tinto Kennecott	100.0	1,529	1,879	1,862	588	843	785	149	397	293
Escondida	30.0	2,296	2,136	2,274	1,462	1,034	1,301	650	325	506
Grasberg joint venture	(h)	—	—	457	—	—	281	—	—	217
Oyu Tolgoi and Turquoise Hill	(i)	1,078	1,166	1,180	390	357	375	160	25	69
Diamonds	(j)	459	619	695	83	151	301	9	(21)	118
Product group operations		5,362	5,800	6,468	2,523	2,385	3,043	968	726	1,203
Evaluation projects/other		66	15	—	(351)	(312)	(267)	(205)	(172)	(149)
Total Copper & Diamonds		5,428	5,815	6,468	2,172	2,073	2,776	763	554	1,054

Energy & Minerals
Rio Tinto Coal Australia	(k)	—	—	989	—	—	893	—	—	591
Iron Ore Company of Canada	58.7	2,444	2,189	1,583	1,130	1,024	586	383	332	166
Rio Tinto Iron & Titanium	(l)	1,651	1,938	1,782	476	611	510	216	254	174
Rio Tinto Borates	100.0	564	593	622	126	180	197	65	96	111
Uranium	(m)	303	375	415	24	55	18	6	25	(4)
Product group operations		4,962	5,095	5,391	1,756	1,870	2,204	670	707	1,038
Simandou iron ore project	(n)	—	—	—	(14)	(12)	(15)	(6)	(5)	(7)
Evaluation projects/other		52	55	60	(96)	(96)	(49)	(87)	(91)	(36)
Total Energy & Minerals		5,014	5,150	5,451	1,646	1,762	2,140	577	611	995

Other operations	(o)	18	18	9	—	(77)	(70)	(54)	(89)	(102)

Inter-segment transactions		(264)	(31)	(15)	(94)	(9)	—	(32)	(3)	—

Product group total		47,018	45,367	42,835	24,713	22,132	19,319	13,123	11,310	9,825

Central pension costs, share-based payments and insurance					72	59	(128)	81	60	(90)
Restructuring, project and one-off costs					(133)	(183)	(272)	(108)	(94)	(190)
Central costs					(500)	(496)	(552)	(418)	(550)	(410)
Exploration and evaluation					(250)	(315)	(231)	(216)	(231)	(193)
Net interest								(14)	(122)	(134)
Underlying EBITDA/earnings					23,902	21,197	18,136	12,448	10,373	8,808
Items excluded from underlying EBITDA/earnings					(395)	(722)	5,127	(2,679)	(2,363)	4,830
Reconciliation to Group income statement
Share of equity accounted unit sales and
intra-subsidiary/equity accounted unit sales		(2,407)	(2,202)	(2,313)
Impairment charges					(1,272)	(3,487)	(132)
Depreciation and amortisation in subsidiaries
excluding capitalised depreciation					(4,074)	(4,272)	(3,909)
Depreciation and amortisation in equity accounted units					(576)	(653)	(650)
Taxation and finance items in equity accounted units					(443)	(296)	(372)
Finance items					(1,751)	(648)	(33)
Consolidated sales revenue/profit before taxation/net earnings		44,611	43,165	40,522	15,391	11,119	18,167	9,769	8,010	13,638

		Capital expenditure(o) for the year ended 31 December			Depreciation and amortisation for the year ended 31 December			Operating assets(p) as at 31 December			Employees for the year ended 31 December
	Rio Tinto interest %	2020 US$m	2019 US$m	2018 US$m	2020 US$m	2019 US$m	2018 US$m	2020 US$m	2019 US$m	2018 US$m	2020	2019	2018
Iron Ore
Pilbara	(d)	2,919	1,720	1,288	1,819	1,704	1,682	16,253	13,865	14,486	11,522	10,634	10,422
Dampier Salt	68.4	22	21	14	19	19	20	163	152	165	351	347	239
Evaluation projects/other	(e)	—	—	—	—	—	—	338	2	2	10	—	—
Intra-segment	(e)	—	—	—	—	—	—	(104)	—	—	—	—	—
Total Iron Ore		2,941	1,741	1,302	1,838	1,723	1,702	16,650	14,019	14,653	11,883	10,981	10,661

Aluminium	(f)
Bauxite		142	387	953	290	286	165	2,593	2,597	2,494	2,853	2,940	2,676
Alumina		228	282	218	138	187	194	2,294	2,009	2,721	2,383	2,269	2,009
Primary Metal		602	658	595	643	682	615	9,361	9,674	9,306	6,282	6,357	6,497
Pacific Aluminium		114	129	115	119	154	149	455	970	1,156	2,469	2,356	2,278
Intra-segment and other		(1)	—	—	1	—	(1)	662	780	769	141	127	180
Integrated operations		1,085	1,456	1,881	1,191	1,309	1,122	15,365	16,030	16,446	14,128	14,049	13,640
Other product group items	(g)	—	—	(508)	—	—	—	—	—	—	—	—	—
Product group operations		1,085	1,456	1,373	1,191	1,309	1,122	15,365	16,030	16,446	14,128	14,049	13,640
Evaluation projects/other		—	—	—	—	3	—	—	—	—	—	—	—
Total Aluminium		1,085	1,456	1,373	1,191	1,312	1,122	15,365	16,030	16,446	14,128	14,049	13,640

Copper & Diamonds
Rio Tinto Kennecott	100.0	618	444	318	472	457	427	2,317	2,012	1,864	2,171	2,066	1,993
Escondida	30.0	178	315	302	428	508	518	2,726	2,871	3,057	1,124	1,068	1,087
Grasberg joint venture	(h)	—	—	171	—	—	30	—	—	—	—	—	1,615
Oyu Tolgoi and Turquoise Hill	(i)	1,038	1,289	1,284	189	208	219	8,111	6,780	6,072	3,450	3,152	2,863
Diamonds	(j)	25	38	64	60	144	118	(7)	195	267	885	940	967
Product group operations		1,859	2,086	2,139	1,149	1,317	1,312	13,147	11,858	11,260	7,630	7,226	8,525
Evaluation projects/other		5	1	11	4	3	5	192	152	129	159	150	146
Total Copper & Diamonds		1,864	2,087	2,150	1,153	1,320	1,317	13,339	12,010	11,389	7,789	7,376	8,671

Energy & Minerals
Rio Tinto Coal Australia	(k)	—	—	32	—	—	34	—	—	(837)	—	—	1,005
Iron Ore Company of Canada	58.7	243	255	189	170	172	154	1,009	803	975	2,716	2,617	2,397
Rio Tinto Iron & Titanium	(l)	144	249	169	173	193	201	3,390	3,507	3,390	4,151	4,115	4,058
Rio Tinto Borates	100.0	42	43	44	49	60	62	502	525	518	966	924	980
Uranium	(m)	—	5	8	—	3	4	(71)	(363)	(406)	364	857	1,324
Product group operations		429	552	442	392	428	455	4,830	4,472	3,640	8,197	8,513	9,764
Simandou iron ore project	(n)	(2)	(1)	—	—	—	—	16	20	15	69	74	70
Evaluation projects/other		1	—	—	—	—	—	33	37	41	77	53	33
Total Energy & Minerals		428	551	442	392	428	455	4,879	4,529	3,696	8,343	8,640	9,867

Other operations	(o)	2	(4)	12	199	177	26	(479)	(83)	(442)	124	159	187
Inter-segment transactions								129	127	129
Product group total		6,320	5,831	5,279	4,773	4,960	4,622	49,883	46,632	45,871	42,267	41,205	43,026

Net assets of disposal groups held for sale	(r)							—	—	440
Other items		79	64	65	82	77	43	(2,165)	(2,449)	(2,880)	5,207	4,802	4,432
Less: equity accounted units		(255)	(456)	(500)	(576)	(653)	(650)	—	—	—	—	—	—
Total		6,144	5,439	4,844	4,279	4,384	4,015	47,718	44,183	43,431	47,474	46,007	47,458
Add back: Proceeds from disposal of property, plant and equipment		45	49	586
Total capital expenditure per cash flow statement		6,189	5,488	5,430
Less: Net (debt)/cash								(664)	(3,651)	255
Equity attributable to owners of Rio Tinto								47,054	40,532	43,686